UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

15 Eastlake Road,  Mt. Pleasant, SC

 29464

(Address of principal executive offices)

(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 388-6686

Date of fiscal year end:

August 31

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital MicroCap Fund
	Schedule of Investments
	January 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 93.60%

Apparel & Other Finished Products of Fabric & Similar Materials - 1.91%
93,205	G-III Apparel Group Ltd. *	$ 512,628
53,200	True Religion Apparel, Inc. *	607,012
		1,119,640
Computer Communications Equipment - 1.27%
169,000	Acme Packet, Inc.	743,600

Computer Storage Devices - 2.00%
261,200	Stec, Inc. *	1,170,176

Computer Terminals - 1.29%
98,500	Palm, Inc. *	755,495

Construction Special Trade Contractors - 0.64%
70,800	Matrix Service Co. *	374,532

Electric Housewares & Fans - 0.89%
50,000	Helen of Troy Corp. *	523,500

Electromedical & Electrotherapeutic Apparatus - 0.74%
55,625	Natus Medical, Inc. *	430,538

Electronic Computers - 1.50%
166,100	Super Micro Computer, Inc. *	875,347

Finance Services - 1.43%
22,100	Life Partners Holding, Inc.	839,800

Fire, Marine & Casualty Insurance - 7.24%
47,802	American Physicians Service Group, Inc.	1,003,842
45,600	Amerisafe, Inc. *	854,088
87,600	AmTrust Financial Services, Inc.	719,196
218,200	Maiden Holdings Ltd.	992,810
26,700	Tower Group, Inc.	669,369
		4,239,305
Footwear - 1.04%
35,200	Steven Madden Ltd. *	611,776

Industrial Instruments For Measurement, Display & Control - 0.98%
40,600	Hurco Companies, Inc. *	575,708

Insurance Agents, Brokers & Services - 1.16%
92,500	Cninsure, Inc.	679,875

Life Insurance - 1.23%
18,500	Fpic Insurance Group, Inc. *	720,205

Malt Beverages - 0.97%
22,400	Boston Beer Co., Inc. *	565,376

Meat Packing Plants - 1.22%
69,000	Zhongpin, Inc.	715,530

Metal Forgings & Stampings - 0.97%
50,000	Ladish Co. *	568,500

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.53%
195,200	Motorcar Parts America, Inc. *	897,920

Miscellaneous Manufacturing Industries - 1.26%
217,100	Shuffle Master, Inc. *	735,969

Miscellaneous Primary Metal Products - 0.77%
37,300	Dynamic Materials Co.	452,822

Motors & Generators - 0.91%
83,680	Harbin Electric, Inc. *	535,552

Oil & Gas Field Exploration Services - 0.85%
214,400	TGC Industries, Inc. *	495,264

Oil & Gas Field Machinery & Equipment - 1.99%
480,400	Boots & Coots International Well Control, Inc. *	494,812
27,885	Gulfmark Offshore, Inc. *	667,567
		1,162,379
Oil & Gas Field Services, NEC - 0.92%
63,200	Natural Gas Services Group, Inc. *	540,360

Ordnance & Accessories - 0.98%
113,000	Taser International, Inc. *	572,910

Perfumes, Cosmetics & Other Toilet Preparations - 1.97%
106,200	Inter Parfums, Inc.	641,448
180,218	Parlux Fragrances, Inc. *	510,017
		1,151,465
Pharmaceutical Preparations - 3.69%
109,300	3SBIO, Inc. *	600,057
48,200	Matrixx Initiatives, Inc. *	833,378
73,500	Noven Pharmaceuticals, Inc. *	729,855
		2,163,290
Railroads, Line-Haul Operating - 1.87%
83,855	Providence & Worcester Railroad Co.	1,095,146

Retail-Catalog & Mail Order Houses - 1.60%
115,300	Sport Supply Group, Inc.	935,083

Retail-Drug Stores & Proprietary Stores - 1.21%
4,900	Petmed Express, Inc. *	707,560

Semiconductors & Related Devices - 8.58%
251,200	GSI Technology, Inc. *	648,096
376,800	Intellon Corp. *	1,341,408
36,869	NVE Corp. *	1,197,505
281,000	Silicon Motion Technology Corp. *	789,610
104,600	Techwell, Inc.	590,990
406,200	Ultra Clean Holdings, Inc. *	454,944
		5,022,553
Services-Automotive Repair, Services & Parking - 1.15%
27,700	Monro Muffler Brake, Inc.	672,279

Services-Business Services, NEC - 1.63%
65,850	Telvent Git S.A.	956,142

Services-Computer Integrated Systems Design - 2.90%
279,900	Datalink Corp. *	965,655
24,400	NCI, Inc. *	732,000
		1,697,655
Services-Computer Processing & Data Preparation - 1.65%
144,700	S1 Corp. *	965,149

Services-Educational Services - 1.64%
65,500	Lincoln Educational Services Corp. *	957,610

Services-Health Services - 1.44%
69,200	US Physical Therapy, Inc. *	844,240

Services-Home Health Care Services - 2.02%
22,500	LHC Group, Inc. *	598,725
488,800	PHC, Inc. *	581,672
		1,180,397
Services-Hospitals - 1.40%
58,661	Rehabcare Group, Inc. *	818,321

Services-Management Consulting - 1.24%
227,200	Information Services Group, Inc. *	727,040

Services-Management Services - 0.94%
100,500	China Sercurity & Surveilance Technology, Inc. *	552,750

Services-Medical Laboratories - 1.28%
30,800	Bio-Reference Laboratories, Inc. *	751,520

Services-Miscellaneous Health & Allied Services, NEC - 1.87%
96,200	America Service Group, Inc. *	1,096,680

Services-Miscellaneous Repair Services - 1.20%
35,500	Team, Inc. *	701,125

Services-Office & Clinics of Doctors of Medicine - 0.15%
57,500	Metropolitan Health Networks, Inc. *	85,100

Services-Prepackaged Software - 1.52%
170,000	Paragon Shipping, Inc.	892,500

Services-Skilled Nursing Care - 1.39%
49,500	The Ensign Group, Inc.	814,770

Services-Social Services - 0.83%
15,770	Almost Family, Inc. *	486,347

Services-Testing Laboratories - 1.44%
145,200	Eresearch Technology, Inc. *	840,708

Special Industry Machinery, NEC - 0.60%
127,716	Semitool, Inc.	353,773

Surgical & Medical Instruments & Apparatus - 3.31%
74,200	Cantel Medical Corp.	1,112,258
53,489	Merit Medical Systems, Inc. *	823,195
		1,935,453
Switchgear & Switchboard Apparatus - 0.90%
22,000	Powell Industries, Inc. *	525,360

Trucking - 1.06%
79,100	Celadon Group, Inc. *	618,562

Water Transportation - 1.06%
35,000	Hornbeck Offshore Services, Inc. *	620,900

Wholesale-Chemicals & Allied Products - 0.93%
61,000	Aceto Corp.	545,340

Wholesale-Drugs, Proprietaries & Druggist Sundries - 1.75%
225,000	Allion Health Care, Inc. *	1,026,000

Wholesale-Industrial Machinery - 1.43%
61,600	DXP Enterprises, Inc. *	836,528

Wholesale-Metals Service Center - 0.99%
22,000	L.B. Foster Co. *	580,580

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.27%
9,550	American Science & Engineering, Inc.	744,900

TOTAL FOR COMMON STOCKS (Cost $69,946,073) - 93.60%		$ 54,804,905

SHORT TERM INVESTMENTS - 5.67%
3,320,564	U.S. Bank Repo 0.01% ** (Cost $3,320,564)	3,320,564

TOTAL INVESTMENTS (Cost $73,266,637) - 99.28%		$ 58,125,469

OTHER ASSETS LESS LIABILITIES - 0.72%		424,393

NET ASSETS - 100.00%		$ 58,549,862

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital MicroCap Fund
1. SECURITY TRANSACTIONS
At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $73,266,637 amounted to $529,272, which consisted of aggregate gross unrealized appreciation of $39,101 and aggregate gross unrealized depreciation of $568,373.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 58,125,469	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 58,125,469	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 31, 2009